Financial Debt - Additional information (Details)	Jun. 30, 2025
Disclosure of financial debt
Discount rate used for the fixed part of the recoverable cash advances	3.80%
Discount rate fixed part reimbursement recoverable cash advances	5.00%
Discount rate for variable part	9.40%
Discount rate variable part reimbursement recoverable cash advances	12.50%
Discount rate, measurement input [member]
Disclosure of financial debt
Percentage of reasonably possible increase in unobservable input, liabilities	25.00%
Percentage of reasonably possible decrease in unobservable input, liabilities	25.00%
Revenue Projections [member]
Disclosure of financial debt
Percentage of reasonably possible increase in unobservable input, liabilities	25.00%
Percentage of reasonably possible decrease in unobservable input, liabilities	25.00%